Employee Benefits Plan - Summary of Defined Benefit Obligation Analyzed by Participant Group and Geography (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Thomson Reuters Group Pension Plan [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Weighted average duration of defined benefit obligation	16 years	17 years
The Thomson Corporation PLC Pension Scheme [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Weighted average duration of defined benefit obligation	17 years	18 years